MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND        Two World Trade Center,
                                                       New York, New York 10048
LETTER TO THE SHAREHOLDERS January 31, 1999


DEAR SHAREHOLDER:

We are pleased to present the annual report on the operations of Morgan Stanley Dean Witter Balanced Income Fund for the fiscal year ending January 31, 1999. At the end of the twelve month period, the Fund's net assets totaled more than $99 million, up from $65 million at the start of the period. The asset mix of the Fund is 35 percent equities and 65 percent fixed-income securities.


MARKET OVERVIEW

The economy maintained a healthy expansion over the course of the past 12 months as employment grew, income climbed and consumer confidence soared. Despite strong economic growth, however, inflation did not materialize, due largely to the continued turmoil in the Asian and emerging market economies. Accordingly, the Federal Reserve left interest rates unchanged until late September. At that time, in order to ensure continued U.S. economic growth, members of the Federal Open Market Committee voted to reduce short-term rates and did so again in mid-October and mid-November.

The continued worldwide economic turmoil in the less developed countries caused interest rate spreads to widen between U.S. government securities and corporate obligations, in some cases to levels not seen in recent memory. This development provided an opportunity for the Fund to make advantageous investments in U.S. government agency obligations as maturing investments and new cash inflows permitted.


PERFORMANCE AND PORTFOLIO

For the period under review, Morgan Stanley Dean Witter Balanced Income Fund's Class C shares produced a total return of 10.32 percent, compared to 8.80 percent for the Lipper Income Funds Index (Lipper Index), 8.72 percent for the Lehman Brothers Government/Corporate Bond Index (Lehman Index), and 32.49 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500). For the same period the Fund's

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
LETTER TO THE SHAREHOLDERS January 31, 1999, continued

Class A, B and D shares returned 11.11 percent, 10.32 percent and 11.27 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Since its inception on March 28, 1995, the Fund's Class C shares have produced a cumulative total return of 59.14 percent and an average annual total return of 12.84 percent. The accompanying chart compares the performance of the Fund's Class C shares versus the Lipper, S&P 500 and Lehman indexes.

As of January 31, 1999, the Fund's fixed-income assets were invested as follows: 56 percent in mortgage-backed securities, 21 percent in U.S. agency obligations, 11 percent in U.S. Treasuries, 6 percent in corporate obligations and the balance in cash equivalents.

During the period under review, two new common stock positions were added to the equity portion of the portfolio: Procter & Gamble and AT&T. Additionally, Associates First Capital (originally a spin-off from Ford Motor Co.) was built into a full position. During the same period the Fund liquidated the following holdings: Sprint, Fortune Brands, Gallaher Group PLC (ADRs) and Tricon Global Restaurants.


LOOKING AHEAD

Going forward, moderate economic activity combined with lower inflation should provide a favorable environment for the Fund. We believe that the deflationary trend of Asian and emerging-market economies is likely to help keep inflation in check in the United States well into 1999. It is possible that the central bank will lower interest rates again in 1999 as continued world economic turmoil curtails the economic growth of our Latin American neighbors. However, should our economy show signs of inordinately strong growth coupled with an unacceptably high level of inflation, the Federal Reserve might feel the need to reassess its stance on monetary policy. Accordingly, adjustments to the maturity structure and composition of the Fund will be made as conditions warrant and attractive opportunities become available. We will continue to monitor the situation closely.

We appreciate your ongoing support of Morgan Stanley Dean Witter Balanced Income Fund and look forward to continuing to serve your investment needs and objectives.


Very truly yours,


/s/ Charles A. Fiumefreddo
--------------------------
CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
FUND PERFORMANCE January 31, 1999

GROWTH OF $10,000 -- CLASS C

     Date              Total       S&P 500       Lehman         Lipper
----------------       -----       -------       ------         ------
March 28, 1995       $10,000       $10,000       $10,000        $10,000
January 31, 1996     $11,693       $12,912       $11,429        $11,928
January 31, 1997     $12,608       $16,305       $11,702        $13,370
January 31, 1998     $14,426       $20,464       $13,009        $15,556
January 31, 1999     $15,914(3)    $27,412       $14,144        $16,926

       -- Fund    -- S&P 500(4)   -- Lehman Index(5)    -- Lipper(6)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS B AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS C SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                      CLASS C SHARES*
------------------------------------------------------------
PERIOD ENDED 1/31/99
---------------------------
1 Year                            10.32%(1)        9.32%(2)
Since Inception (3/28/95)         12.84%(1)       12.84%(2)

                      CLASS B SHARES+
------------------------------------------------------------
PERIOD ENDED 1/31/99
---------------------------
1 Year                            10.32%(1)        5.32%(2)
Since Inception (7/28/97)          9.65%(1)        7.11%(2)

              CLASS A SHARES**
---------------------------------------------
PERIOD ENDED 1/31/99
---------------------------
1 Year                            11.11%(1)        5.27%(2)
Since Inception (7/28/97)         10.46%(1)        6.59%(2)

              CLASS D SHARES++
---------------------------------------------
PERIOD ENDED 1/31/99
---------------------------
1 Year                            11.27%(1)

Since Inception (7/28/97)         10.70%(1)

---------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3)  Closing value assuming a complete redemption on January 31, 1999.

(4) The Standard & Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lehman Brothers Government/Corporate Bond Index tracks the performance of government and corporate obligations, including U.S. government agency and U.S. Treasury securities and corporate and yankee bonds with maturities of one to ten years. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(6) The Lipper Income Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Income Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.

* The maximum contingent deferred sales charge (CDSC) for Class C shares is 1% for shares redeemed within one year of purchase.

**   The maximum front-end sales charge for Class A shares is 5.25%.

+ The maximum CDSC for Class B shares is 5%. The CDSC declines to 0% after six years.

++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
PORTFOLIO OF INVESTMENTS January 31, 1999




    NUMBER OF
      SHARES                                                          VALUE
-----------------                                              ----------------
                    COMMON STOCKS (34.5%)
                    Aluminum (1.4%)
      16,000        Alcoa Inc. .............................   $  1,338,000
                                                               ------------
                    Beverages -- Non-Alcoholic (1.3%)
      33,000        PepsiCo, Inc. ..........................      1,289,062
                                                               ------------
                    Computer Hardware (1.3%)
       6,900        International Business Machines
                    Corp. ..................................      1,264,425
                                                               ------------
                    Construction/Agricultural
                    Equipment/Trucks (1.3%)
      39,000        Deere & Co. ............................      1,269,938
                                                               ------------
                    Diversified Financial Services (1.3%)
      32,500        Associates First Capital Corp.
                    (Class A) ..............................      1,318,281
                                                               ------------
                    Diversified Manufacturing (1.4%)
      66,000        Timken Co. .............................      1,431,375
                                                               ------------
                    Electric Utilities (2.5%)
      29,000        GPU, Inc. ..............................      1,236,125
      36,000        Unicom Corp. ...........................      1,282,500
                                                               ------------
                                                                  2,518,625
                                                               ------------
                    Electronics (1.4%)
      24,000        Raytheon Co. (Class B) .................      1,342,500
                                                               ------------
                    Forest Products (1.4%)
      25,000        Weyerhaeuser Co. .......................      1,353,125
                                                               ------------
                    Integrated Oil Companies (1.3%)
      22,500        Atlantic Richfield Co. .................      1,290,938
                                                               ------------
                    Major Banks (2.7%)
      25,000        Bank One Corp. .........................      1,309,375
      20,500        BankAmerica Corp. ......................      1,370,938
                                                               ------------
                                                                  2,680,313
                                                               ------------
                    Major Chemicals (1.3%)
      24,500        Du Pont (E.I.) de Nemours & Co.,
                    Inc. ...................................      1,254,094
                                                               ------------
                    Major Pharmaceuticals (1.3%)
      10,300        Bristol-Myers Squibb Co. ...............      1,320,331
                                                               ------------
                    Motor Vehicles (2.7%)
      21,500        Ford Motor Co. .........................      1,320,906
      15,000        General Motors Corp. ...................      1,346,250
                                                               ------------
                                                                  2,667,156
                                                               ------------
                    Multi-Sector Companies (1.4%)
      13,300        General Electric Co. ...................      1,394,837
                                                               ------------
                    Natural Gas (2.6%)
      21,000        Enron Corp. ............................      1,386,000
      39,500        Tenneco, Inc. ..........................      1,219,563
                                                               ------------
                                                                  2,605,563
                                                               ------------


    NUMBER OF
      SHARES                                                          VALUE
-----------------                                              ----------------
                    Packaged Goods/Cosmetics (1.3%)
      14,500        Procter & Gamble Co. ...................   $  1,317,687
                                                               ------------
                    Railroads (1.3%)
      32,500        CSX Corp. ..............................      1,308,125
                                                               ------------
                    Retail (2.7%)
      22,000        Dayton-Hudson Corp. ....................      1,402,500
      21,000        May Department Stores Co. ..............      1,267,875
                                                               ------------
                                                                  2,670,375
                                                               ------------
                    Specialty Foods/Candy (1.3%)
      39,000        ConAgra, Inc. ..........................      1,267,500
                                                               ------------
                    Telecommunications (1.3%)
      14,600        AT&T Corp. .............................      1,324,950
                                                               ------------

                    TOTAL COMMON STOCKS
                    (Identified Cost $28,789,410) ..........     34,227,200
                                                               ------------
    PRINCIPAL
    AMOUNT IN
    THOUSANDS
---------------

                    CORPORATE BONDS (3.8%)
                    Diversified Financial Services (1.0%)
 $     500          Associates Corp. of North America
                    6.01% due 02/07/03 .....................        509,715
       500          Associates Corp. of North America
                    6.25% due 11/01/08 .....................        518,065
                                                               ------------
                                                                  1,027,780
                                                               ------------
                    Finance -- Automotive (1.0%)
       1,000        Ford Motor Credit Corp.
                    6.00% due 01/14/03 .....................      1,015,330
                                                               ------------
                    Major Chemicals (0.5%)
         500        Monsanto Co. -- 144A*
                    5.875% due 12/01/08 ....................        508,030
                                                               ------------
                    Telecommunications (1.3%)
         800        U.S. West Capital Funding, Inc.
                    6.25% due 07/15/05 .....................        833,808
         400        WorldCom, Inc
                    6.40% due 08/15/05 .....................        417,672
                                                               ------------
                                                                  1,251,480
                                                               ------------

                    TOTAL CORPORATE BONDS
                    (Identified Cost $3,721,972) ...........      3,802,620
                                                               ------------

                    U.S. GOVERNMENT & AGENCY
                    OBLIGATIONS (21.5%)
                    Federal Farm Credit Banks
       1,000        5.90% due 01/10/05 .....................      1,035,140
       900          5.92% due 12/29/04 .....................        935,658
                                                               ------------
                                                                  1,970,798
                                                               ------------



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
PORTFOLIO OF INVESTMENTS January 31, 1999, continued




    PRINCIPAL
    AMOUNT IN
    THOUSANDS                                                        VALUE
----------------                                              ------------------
                   Federal Home Loan Banks
 $    1,000        0.00% due 02/25/04 .....................   $    773,040
      2,000        0.00% due 07/02/12 .....................        700,780
      1,000        5.88% due 11/25/08 .....................      1,008,710
      1,200        5.96% due 02/05/08 .....................      1,251,024
                                                              ------------
                                                                 3,733,554
                                                              ------------
                   Federal National Mortgage Assoc.
      1,000        6.55% due 11/21/07 .....................      1,030,070
        500        6.75% due 07/30/07 .....................        517,850
                                                              ------------
                                                                 1,547,920
                                                              ------------
                   Resolution Funding Corp.
                   (Coupon Strips)
      2,500        0.00% due 04/15/04 + ...................      1,944,500
      1,500        0.00% due 10/15/04 .....................      1,136,955
      1,300        0.00% due 01/15/06 .....................        920,803
      3,000        0.00% due 01/15/08 + ...................      1,903,590
                                                              ------------
                                                                 5,905,848
                                                              ------------
                   Tennessee Valley Authority
        740        0.00% due 10/15/04 .....................        554,023
                                                              ------------
                   U.S. Treasury Notes
        500        5.50% due 01/31/03 .....................        515,140
      1,300        5.50% due 05/31/03 .....................      1,342,900
      1,500        5.625% due 02/15/06 ....................      1,574,925
        500        5.75% due 11/30/02 .....................        518,570
        400        5.875% due 06/30/00 ....................        406,540
        700        5.875% due 09/30/02 ....................        728,161
        500        6.25% due 02/15/07 .....................        548,645
        100        7.125% due 02/29/00 ....................        102,542
                                                              ------------
                                                                 5,737,423
                                                              ------------
                   U.S. Treasury Strips
      1,500        0.00% due 11/15/04 .....................      1,146,015
      1,000        0.00% due 02/15/05 .....................        752,830
                                                              ------------
                                                                 1,898,845
                                                              ------------

                   TOTAL U.S. GOVERNMENT &
                   AGENCY OBLIGATIONS
                   (Identified Cost $20,543,778) ..........     21,348,411
                                                              ------------


    PRINCIPAL
    AMOUNT IN
    THOUSANDS                                                        VALUE
----------------                                              ------------------
                   U.S. GOVERNMENT AGENCY
                   MORTGAGE-BACKED SECURITIES (37.4%)
                   Federal National Mortgage Assoc.
 $    1,227        6.00% due 10/01/00 .....................   $  1,235,356
      1,691        6.00% due 02/01/11-04/01/13 ............      1,697,085
      1,007        6.00% due 10/01/28 .....................        995,372
      3,209        6.50% due 03/01/11-06/01/13 ............      3,260,066
        967        6.50% due 04/01/28-06/01/28 ............        975,280
      2,068        7.00% due 07/01/11-07/01/12 ............      2,117,467
      3,714        7.00% due 08/01/25-11/01/27 ............      3,795,524
      3,441        7.50% due 08/01/23-05/01/27 ............      3,543,399
        817        8.00% due 05/01/24-07/01/26 ............        847,974
                                                              ------------
                                                                18,467,523
                                                              ------------
                   Government National Mortgage
                   Assoc. I
      5,018        6.00% due 06/15/28-12/15/28 ............      4,980,104
      1,506        7.00% due 09/15/23-08/15/25 ............      1,543,238
      2,914        7.50% due 08/15/25-10/15/26 ............      3,012,623
        807        8.00% due 06/15/26-07/15/26 ............        840,508
                                                              ------------
                                                                10,376,473
                                                              ------------
                   Government National Mortgage
                   Assoc. II
      3,920        6.50% due 04/20/28-01/20/29 ............      3,944,555
      2,000        6.50%** ................................      2,012,500
      2,327        7.00% due 02/20/26-06/20/27 ............      2,373,284
                                                              ------------
                                                                 8,330,339
                                                              ------------

                   TOTAL U.S. GOVERNMENT AGENCY
                   MORTGAGE-BACKED SECURITIES
                   (Identified Cost $36,429,191) ..........     37,174,335
                                                              ------------

                   SHORT-TERM INVESTMENTS (4.2%)
                   U.S. GOVERNMENT AGENCY (a) (1.0%)
      1,000        Federal Home Loan Mortgage Corp.
                   4.72% due 02/11/99
                   (Amortized Cost $998,689) ..............        998,689
                                                              ------------

                   REPURCHASE AGREEMENT (3.2%)
      3,216        The Bank of New York 4.688%
                   due 02/01/99 (dated 01/29/99;
                   proceeds $3,217,714) (b)
                   (Identified Cost $3,216,457) ...........      3,216,457
                                                              ------------

                   TOTAL SHORT-TERM INVESTMENTS
                   (Identified Cost $4,215,146)............      4,215,146
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
PORTFOLIO OF INVESTMENTS January 31, 1999, continued


                                                              VALUE
                                                         ---------------
TOTAL INVESTMENTS
(Identified Cost $93,699,497) (c).........   101.4 %     $100,767,712
LIABILITIES IN EXCESS OF OTHER
ASSETS ...................................   (1.4)        (1,431,009)
                                             ----        ------------
NET ASSETS ...............................   100.0 %     $99,336,703
                                             =======     ============

--------------------------------
*    Resale is restricted to qualified institutional investors.

** Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

+ Some or all of these securities are segregated as collateral for securities purchased on a forward commitment basis.

(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b) Collateralized by $2,759,404 U.S. Treasury Bond 11.75% due 02/15/01 valued at $3,280,786.

(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $8,336,441 and the aggregate gross unrealized depreciation is $1,268,226, resulting in net unrealized appreciation of $7,068,215.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
January 31, 1999


ASSETS:
Investments in securities, at value
  (identified cost $93,699,497)...............................  $ 100,767,712
Receivable for:
   Shares of beneficial interest sold ........................        513,862
   Interest ..................................................        429,899
   Investments sold ..........................................        186,269
   Dividends .................................................         83,841
Deferred organizational expenses .............................         39,169
Prepaid expenses and other assets  ...........................         50,033
                                                                -------------
   TOTAL ASSETS ..............................................    102,070,785
                                                                -------------
LIABILITIES:
Payable for:
   Investments purchased .....................................      2,371,970
   Shares of beneficial interest repurchased .................        168,939
   Plan of distribution fee ..................................         78,568
   Investment management fee .................................         50,043
Accrued expenses .............................................         64,562
                                                                -------------
   TOTAL LIABILITIES .........................................      2,734,082
                                                                -------------
   NET ASSETS ................................................  $  99,336,703
                                                                =============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..............................................  $  90,671,389
Net unrealized appreciation ..................................      7,068,215
Accumulated undistributed net investment income ..............        266,570
Accumulated undistributed net realized gain ..................      1,330,529
                                                                -------------
   NET ASSETS ................................................  $  99,336,703
                                                                =============
CLASS A SHARES:
Net Assets ...................................................  $   5,447,760
Shares Outstanding (unlimited authorized, $.01 par value) ....        427,232
   NET ASSET VALUE PER SHARE .................................  $       12.75
                                                                =============
   MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value) .........  $       13.46
                                                                =============
CLASS B SHARES:
Net Assets ...................................................  $  56,919,022
Shares Outstanding (unlimited authorized, $.01 par value) ....      4,468,801
   NET ASSET VALUE PER SHARE .................................  $       12.74
                                                                =============
CLASS C SHARES:
Net Assets ...................................................  $  35,290,824
Shares Outstanding (unlimited authorized, $.01 par value) ....      2,769,321
   NET ASSET VALUE PER SHARE .................................  $       12.74
                                                                =============
CLASS D SHARES:
Net Assets ...................................................  $   1,679,097
Shares Outstanding (unlimited authorized, $.01 par value) ....        131,659
   NET ASSET VALUE PER SHARE .................................  $       12.75
                                                                =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended January 31, 1999

NET INVESTMENT INCOME:
INCOME
Interest ..........................................  $3,424,937
Dividends .........................................     654,527
                                                     ----------
   TOTAL INCOME ...................................   4,079,464
                                                     ----------
EXPENSES
Investment management fee .........................     493,580
Plan of distribution fee (Class A shares) .........       6,486
Plan of distribution fee (Class B shares) .........     453,675
Plan of distribution fee (Class C shares) .........     318,887
Registration fees .................................      77,575
Transfer agent fees and expenses ..................      64,908
Professional fees .................................      55,560
Shareholder reports and notices ...................      41,831
Organizational expenses ...........................      34,007
Custodian fees ....................................      23,732
Trustees' fees and expenses .......................      13,378
Other .............................................       9,882
                                                     ----------
   TOTAL EXPENSES .................................   1,593,501
                                                     ----------
   NET INVESTMENT INCOME ..........................   2,485,963
                                                     ----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .................................   4,548,195
Net change in unrealized appreciation .............   1,158,569
                                                     ----------
   NET GAIN .......................................   5,706,764
                                                     ----------
NET INCREASE ......................................  $8,192,727
                                                     ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                          FOR THE YEAR       FOR THE YEAR
                                                              ENDED              ENDED
                                                        JANUARY 31, 1999   JANUARY 31, 1998*
                                                       ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................    $  2,485,963       $  1,842,253
Net realized gain ....................................       4,548,195          2,080,032
Net change in unrealized appreciation ................       1,158,569          3,537,079
                                                          ------------       ------------
   NET INCREASE ......................................       8,192,727          7,459,364
                                                          ------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares ....................................         (90,042)           (12,978)
   Class B shares ....................................      (1,360,747)          (536,334)
   Class C shares ....................................        (991,558)        (1,293,004)
   Class D shares ....................................         (34,394)              (219)
Net realized gain
   Class A shares ....................................        (188,753)           (16,524)
   Class B shares ....................................      (2,103,741)          (810,058)
   Class C shares ....................................      (1,368,093)        (1,161,126)
   Class D shares ....................................         (58,637)              (259)
                                                          ------------       ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................      (6,195,965)        (3,830,502)
                                                          ------------       ------------
Net increase from transactions in shares of beneficial
  interest ...........................................      32,003,023         13,424,115
                                                          ------------       ------------
   NET INCREASE ......................................      33,999,785         17,052,977
NET ASSETS:
Beginning of period ..................................      65,336,918         48,283,941
                                                          ------------       ------------
   END OF PERIOD
  (Including undistributed net investment income of
   $266,570 and $223,345, respectively)...............    $ 99,336,703       $ 65,336,918
                                                          ============       ============

---------------------
*  Class A, Class B and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1999



1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Balanced Income Fund (the "Fund"), formerly Dean Witter Balanced Income Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide current income and moderate capital growth. The Fund seeks to achieve its objective by investing in investment grade fixed income securities and, to a lesser extent, common stock of companies which have a record of paying dividends and have the potential for increasing dividends and securities convertible into common stock. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares which were acquired in exchange for shares of Funds for which Morgan Stanley Dean Witter Advisors Inc. serves as Investment Manager ("Morgan Stanley Dean Witter Funds") offered with either a front-end sales charge or a contingent deferred sales charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, designated Class C shares. Shares held prior to July 28, 1997 which were acquired in exchange for shares of a Morgan Stanley Dean Witter Fund sold with a front-end sales charge, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class A shares and shares held prior to July 28, 1997 which were acquired in exchange for shares of a Morgan Stanley Dean Witter Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1999, continued

(in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.


C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.


D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1999, continued

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $170,000 of which approximately $136,000 have been reimbursed. The balance has been absorbed by the Investment Manager. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1999, continued

Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for
(1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $1,599,291 at January 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the year ended January 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.95%, respectively.

The Distributor has informed the Fund that for the year ended January 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $52,922 and $19,482, respectively and received $41,858 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1999, continued

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                               FOR THE YEAR                    FOR THE YEAR
                                                                   ENDED                           ENDED
                                                             JANUARY 31, 1999               JANUARY 31, 1998+*
                                                      ------------------------------- -------------------------------
                                                           SHARES          AMOUNT          SHARES          AMOUNT
                                                      --------------- --------------- --------------- ---------------
CLASS A SHARES
Sold ................................................       443,674    $   5,539,418         65,442    $     811,302
Reinvestment of dividends and distributions .........         7,895           98,394          1,562           19,338
Redeemed ............................................       (97,102)      (1,234,884)       (30,968)        (392,193)
                                                            -------    -------------        -------    -------------
Net increase -- Class A .............................       354,467        4,402,928         36,036          438,447
                                                            -------    -------------        -------    -------------
CLASS B SHARES
Sold ................................................     2,624,083       33,324,855        833,271       10,407,565
Reinvestment of dividends and distributions .........       169,821        2,113,831         64,208          794,863
Redeemed ............................................    (1,067,595)     (13,526,589)      (564,931)      (7,045,845)
                                                         ----------    -------------       --------    -------------
Net increase -- Class B .............................     1,726,309       21,912,097        332,548        4,156,583
                                                         ----------    -------------       --------    -------------
CLASS C SHARES
Sold ................................................       929,718       11,808,519      1,852,659       22,297,952
Reinvestment of dividends and distributions .........       169,885        2,120,074        173,390        2,105,205
Redeemed ............................................      (781,013)      (9,857,608)    (1,300,934)     (15,584,565)
                                                         ----------    -------------     ----------    -------------
Net increase -- Class C .............................       318,590        4,070,985        725,115        8,818,592
                                                         ----------    -------------     ----------    -------------
CLASS D SHARES
Sold ................................................       135,950        1,684,078            806           10,015
Reinvestment of dividends and distributions .........         7,529           93,031             39              478
Redeemed ............................................       (12,665)        (160,096)            --               --
                                                         ----------    -------------     ----------    -------------
Net increase -- Class D .............................       130,814        1,617,013            845           10,493
                                                         ----------    -------------     ----------    -------------
Net increase in Fund ................................     2,530,180    $  32,003,023      1,094,544    $  13,424,115
                                                         ==========    =============     ==========    =============

---------------
+ On July 28, 1997, 36,729 shares representing $456,174 were transferred to Class A and 2,409,944 shares representing $29,931,505 were transferred to Class B.

* For Class A, B and D shares, for the period July 28, 1997 (issue date) through January 31, 1998.


5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the year ended January 31, 1999 aggregated $51,253,597 and $25,415,154, respectively. Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $27,421,393 and $11,655,248, respectively.

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1999, continued

For the year ended January 31, 1999, the Fund incurred brokerage commissions of $15,309 with DWR for portfolio transactions executed on behalf of the Fund. Included at January 31, 1999, in the payable for investments purchased and receivable for investments sold were $362,668 and $92,222, respectively, for unsettled trades with DWR.

For the year ended January 31, 1999, the Fund incurred brokerage commissions of $3,315 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $100.


6. FEDERAL INCOME TAX STATUS

As of January 31, 1999, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to nondeductible organizational expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $34,007, accumulated undistributed net realized gain was credited $4 and accumulated undistributed net investment income was credited $34,003.

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                                                              FOR THE PERIOD
                                                               FOR THE YEAR ENDED JANUARY 31                  MARCH 28, 1995*
                                                    ---------------------------------------------------           THROUGH
                                                         1999++           1998**++           1997            JANUARY 31, 1996
                                                    ----------------   -------------   ----------------   ----------------------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............      $  12.41          $  11.57         $  11.34               $ 10.00
                                                       ----------        --------         ----------             ----------
Income from investment operations:
 Net investment income ..........................          0.38              0.42             0.36                 0.38
 Net realized and unrealized gain ...............          0.85              1.23             0.50                 1.30
                                                       ----------        --------         ----------             ----------
Total income from investment operations .........          1.23              1.65             0.86                 1.68
                                                       ----------        --------         ----------             ----------
Less dividends and distributions from:
 Net investment income ..........................         (0.38)            (0.40)           (0.38)               (0.33)
 Net realized gain ..............................         (0.52)            (0.41)           (0.25)               (0.01)
                                                       ----------        ---------        ----------             ----------
Total dividends and distributions ...............         (0.90)            (0.81)           (0.63)               (0.34)
                                                       ----------        ---------        ----------             ----------
Net asset value, end of period ..................      $  12.74          $  12.41         $  11.57               $11.34
                                                       ==========        =========        ==========             ==========
TOTAL RETURN+ ...................................         10.32%            14.42%            7.82%               16.93%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................          1.94%(4)          2.07%            1.88%(3)               --%(2)(3)
Net investment income ...........................          3.02%(4)          3.30%            3.49%(3)             5.27%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........       $35,291           $30,402          $48,284             $ 31,252
Portfolio turnover rate .........................            32%               21%              21%                   3%(1)

-------------
*    Commencement of operations.

** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were acquired in exchange for shares of Funds for which Morgan Stanley Dean Witter Advisors Inc. serves as Investment Manager ("Morgan Stanley Dean Witter Funds") offered with either a front-end sales charge or a contingent deferred sales charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, have been designated Class C shares. Shares held prior to July 28, 1997 which were acquired in exchange for shares of a Morgan Stanley Dean Witter Fund sold with a front-end sales charge, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class A shares and shares held prior to July 28, 1997 which were acquired in exchange for shares of a Morgan Stanley Dean Witter Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) If the Investment Manager had not reimbursed expenses and waived the management fee, the annualized expense and net investment income ratios would have been 2.19% and 3.18%, respectively, for the year ended January 31, 1997 and 2.69% and 2.58%, respectively, for the period ended January 31, 1996.

(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
FINANCIAL HIGHLIGHTS, continued


                                                                           FOR THE PERIOD
                                                       FOR THE YEAR        JULY 28, 1997*
                                                           ENDED              THROUGH
                                                     JANUARY 31, 1999     JANUARY 31, 1998
                                                    ------------------   -----------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............       $  12.41             $  12.42
                                                        ---------            ---------
Income from investment operations:
 Net investment income ..........................           0.46                 0.25
 Net realized and unrealized gain ...............           0.87                 0.32
                                                        ---------            ---------
Total income from investment operations .........           1.33                 0.57
                                                        ---------            ---------
Less dividends and distributions from:
 Net investment income ..........................          (0.47)               (0.26)
 Net realized gain ..............................          (0.52)               (0.32)
                                                        ---------            ---------
Total dividends and distributions ...............          (0.99)               (0.58)
                                                        ---------            ---------
Net asset value, end of period ..................       $  12.75             $  12.41
                                                        =========            =========
TOTAL RETURN+ ...................................          11.11%                4.60%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................           1.23%(3)             1.43%(2)
Net investment income ...........................           3.73%(3)             3.92%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........       $  5,448             $    903
Portfolio turnover rate .........................             32%                  21%
CLASS B SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............       $  12.41             $  12.42
                                                        -----------          -----------
Income from investment operations:
 Net investment income ..........................           0.38                 0.20
 Net realized and unrealized gain ...............           0.85                 0.33
                                                        -----------          -----------
Total income from investment operations .........           1.23                 0.53
                                                        -----------          -----------
Less dividends and distributions from:
 Net investment income ..........................          (0.38)               (0.22)
 Net realized gain ..............................          (0.52)               (0.32)
                                                        -----------          -----------
Total dividends and distributions ...............          (0.90)               (0.54)
                                                        -----------          -----------
Net asset value, end of period ..................       $  12.74             $  12.41
                                                        ===========          ===========
TOTAL RETURN+ ...................................          10.32%                4.19%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................           1.99%(3)             2.16%(2)
Net investment income ...........................           2.97%(3)             3.15%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........        $56,919              $34,021
Portfolio turnover rate .........................             32%                  21%

--------------
* The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class C to obtain the historical per share data and ratio information of their shares.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
FINANCIAL HIGHLIGHTS, continued


                                                                           FOR THE PERIOD
                                                       FOR THE YEAR        JULY 28, 1997*
                                                           ENDED              THROUGH
                                                     JANUARY 31, 1999     JANUARY 31, 1998
                                                    ------------------   -----------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............      $ 12.42             $ 12.42
                                                       --------             --------
Income from investment operations:
 Net investment income ..........................        0.48                 0.26
 Net realized and unrealized gain ...............        0.87                 0.33
                                                       --------             --------
Total income from investment operations .........        1.35                 0.59
                                                       --------             --------
Less dividends and distributions from:
 Net investment income ..........................       (0.50)               (0.27)
 Net realized gain ..............................       (0.52)               (0.32)
                                                       ---------            ---------
Total dividends and distributions ...............       (1.02)               (0.59)
                                                       ---------            ---------
Net asset value, end of period ..................     $ 12.75              $ 12.42
                                                       =========            =========
TOTAL RETURN+ ...................................       11.27%                4.79%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................        0.99%(3)             1.16%(2)
Net investment income ...........................        3.97%(3)             4.15%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........    $  1,679              $    10
Portfolio turnover rate .........................          32%                  21%

--------------
*    The date shares were first issued.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3)  Reflects overall Fund ratios for investment income and non-class expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Balanced Income Fund (the "Fund"), formerly Dean Witter Balanced Income Fund, at January 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
March 10, 1999




                      1999 FEDERAL TAX NOTICE (unaudited)

      During the year ended January 31, 1999, the Fund paid to its shareholders $0.52 per share from long-term capital gains. For such period, 24.48% of the income paid qualified for the dividends received deduction available to corporations.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Rajesh K. Gupta
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


MORGAN STANLEY
DEAN WITTER
BALANCED
INCOME FUND

[GRAPHIC OMITTED]

ANNUAL REPORT
JANUARY 31, 1999